Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Basic earnings per common share
Net income attributable to common shareholders		$ 1,841	$ 1,025	$ 1,943	$ 2,866	$ 4,009
Weighted average number of common shares outstanding		1,246	1,245	1,223	1,245	1,218
Basic earnings per common share	[1]	$ 1.48	$ 0.82	$ 1.59	$ 2.3	$ 3.29
Diluted earnings per common share
Net income attributable to common shareholders		$ 1,841	$ 1,025	$ 1,943	$ 2,866	$ 4,009
Dilutive impact of share-based payment options and others	[2]		(196)	(15)	(180)	(30)
Net income attributable to common shareholders (diluted)		$ 1,841	$ 829	$ 1,928	$ 2,686	$ 3,979
Weighted average number of common shares outstanding		1,246	1,245	1,223	1,245	1,218
Dilutive impact of share-based payment options and others	[2]		5	5	5	7
Weighted average number of diluted common shares outstanding		1,246	1,250	1,228	1,250	1,225
Diluted earnings per common share	[1]	$ 1.48	$ 0.66	$ 1.57	$ 2.15	$ 3.25

[1]	Earnings per share calculations are based on full dollar and share amounts.
[2]	Certain options were not included in the calculation of diluted earnings per share as they were anti-dilutive.